Other payable	12 Months Ended
Dec. 31, 2024
Other payable
Other payable

27. Other payable

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Other payable to related party(1)	13,533	387
Accrued expenses	8,685	21,960
Other taxes payable(2)	3,615	433
Total	25,833	22,780

(1) See Note 31 of Notes to the Consolidated Financial Statements, Section 4. Reverse merger expenses and operating expenses payable to a related party, Section 6. Loans receivable novated and debts transferred to a related party, and Section 7. Debts transferred to a related party for detailed disclosure.

(2) Other taxes payable include value-added taxes, urban construction and maintenance taxes, educational surcharge tax, local education surcharge tax, disability insurance tax, property tax and urban land use tax, which are all outstanding to the State Administration of Taxation since 2018.